Document and Entity Information	Jul. 25, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 25, 2022
Current Fiscal Year End Date	--12-31
Entity Registrant Name	East Resources Acquisition Company
Entity Central Index Key	0001814287
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity File Number	001-39403
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-1210472
Entity Address, Address Line One	7777 NW Beacon Square Boulevard
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33487
City Area Code	561
Local Phone Number	826-3620
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Units
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-half of one warrant
Trading Symbol	ERESU
Security Exchange Name	NASDAQ
Class A Common Stock
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	ERES
Security Exchange Name	NASDAQ
Warrants
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	ERESW
Security Exchange Name	NASDAQ